Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	nit5_SupplementTextBlock

NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED OCTOBER 24, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

1.	The following paragraph is added after the third paragraph of the section "Fund Summary—Nuveen NWQ Flexible Income Fund—Principal Investment Strategies":

The Fund's investments may include debt securities, preferred units and common units issued by master limited partnerships ("MLPs"), provided that the Fund may not invest more than 10% of its net assets in common units of MLPs.

2.	The following risk factor is added to the section "Fund Summary—Nuveen NWQ Flexible Income Fund—Principal Risks":

Master Limited Partnership Risk—Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote. An investment in an MLP also exposes the Fund to certain tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Nuveen NWQ Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit5_SupplementTextBlock

NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED OCTOBER 24, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

1.	The following paragraph is added after the third paragraph of the section "Fund Summary—Nuveen NWQ Flexible Income Fund—Principal Investment Strategies":

The Fund's investments may include debt securities, preferred units and common units issued by master limited partnerships ("MLPs"), provided that the Fund may not invest more than 10% of its net assets in common units of MLPs.

2.	The following risk factor is added to the section "Fund Summary—Nuveen NWQ Flexible Income Fund—Principal Risks":

Master Limited Partnership Risk—Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote. An investment in an MLP also exposes the Fund to certain tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.